SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: allowance for doubtful accounts	$ (1,722)	$ (1,843)
Total	116,835	98,799
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivables, gross	$ 118,557	$ 100,642